Revenue (As Restated) (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,044	$ 8,804	$ 516	$ 200
Project revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue		900
Services revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue		6,462		200
Grant revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue		$ 1,442